Subsequent Events	12 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

On October 14, 2021, Jiangsu EZGO entered into a loan agreement of RMB10,000,000 ($1,552,458) with Shandong EZGO New Energy Technology Co., Ltd., a related party of the Company, with annual interest rate of 5% and a term of 12 months.

On December 7, 2021, Jiangsu Langyi Import and Export Trade Co., Ltd. (“Langyi”), a subsidiary of VIE was corporate in Changzhou, Jiangsu province. The principal activities of Langyi include import and export trade of e-bicycles.

On December 10, 2021, Jiangsu EZGO Energy Supply Chain Technology Co., Ltd. (“EZGO Energy”), a subsidiary of VIE was corporate in Changzhou, Jiangsu province. The principal activities of EZGO Energy include supply chain management services and development, operation and maintenance of technology related to e-bicycle.

The Company has performed an evaluation of subsequent events through January 27, 2022, which was the date of the issuance of the consolidated financial statements, and determined that no events that would have required adjustment or disclosure in the consolidated financial statements other than those discussed in above.